CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Capital Stock [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	2021		2020
	Number of	Weighted average	Number of	Weighted average
	options	exercised price (C$)	options	exercised price (C$)
Outstanding, beginning of year	6,031,500	$4.55	8,758,750	$3.38
Granted	1,562,500	10.36	225,000	12.25
Exercised*	(1,311,633)	2.63	(2,927,250)	1.63
Forfeited	(65,667)	8.80	(25,000)	8.21
Outstanding, end of year	6,216,700	$6.37	6,031,500	$4.55

*During 2021, the weighted average market value of the Company's shares at the dates of exercise was C$11.04 (2020 - C$11.25).

Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
	Exercise	Number of shares	Remaining life	Number of shares
Expiry date	price (C$)	issuable on exercise	(years)	issuable on exercise
August 4, 2022	$1.88	397,500	0.59	397,500
January 2, 2023	$1.84	350,000	1.01	350,000
January 4, 2023	$1.94	570,000	1.01	570,000
November 13, 2023	$3.30	172,500	1.87	172,500
December 14, 2023	$3.24	1,235,000	1.95	1,235,000
May 30, 2024	$4.54	110,250	2.41	110,250
September 4, 2024	$8.21	850,000	2.68	850,000
December 19, 2024	$8.24	757,950	2.97	501,699
September 14, 2025	$12.53	150,000	3.71	50,000
November 11, 2025	$12.63	25,000	3.87	8,333
December 7, 2025	$11.22	50,000	3.94	16,667
February 25, 2026	$10.87	742,000	4.16	-
July 26, 2026	$9.97	100,000	4.57	-
August 3, 2026	$10.80	52,500	4.59	-
December 21, 2026	$9.79	654,000	4.98	-
		6,216,700		4,261,949

Disclosure of detailed information about indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	2021	2020
Expected option life (years)	3.56	3.56
Expected volatility	54.90%	54.09%
Expected dividend yield	-	-
Risk-free interest rate	0.72%	0.34%
Expected forfeiture rate	1.00%	1.00%
Fair value per option (C$)	$4.12	$4.76
Total fair value	$5,137	$798

Disclosure of share based compensation for options vested [Table Text Block]
	2021	2020
Portion of options granted during 2019 which vested in the year
Share-based compensation expense	$209	$1,207
Exploration and evaluation expenditures	81	1,224
Mineral property, plant, and equipment	316	-
Subtotal, options granted during 2019	606	2,431

Vested portion of options granted during 2020
Share-based compensation expense	226	78
Exploration and evaluation expenditures	55	36
Mineral property, plant, and equipment	174	-
Subtotal, options granted during 2020	455	114

Vested portion of options granted during 2021
Share-based compensation expense	414	-
Exploration and evaluation expenditures	154	-
Mineral property, plant, and equipment	902	-
Subtotal, options granted during 2021	1,470	-

Subtotal, share-based compensation expense	849	1,285
Subtotal, exploration and evaluation expenditures	290	1,260
Subtotal, mineral property, plant, and equipment	1,392	-
Total share-based compensation on vested options	$2,531	$2,545

Share-based compensation expense
Share-based compensation expense - stock options	$849	$1,285
Share-based compensation expense - deferred share units	869	176
Share-based compensation expense - restricted share units	3	-
Total, share-based compensation expense	$1,721	$1,461

Disclosure of detailed information about share capital, reserves and other equity interest [Table Text Block]
	2021	2020
Balance, beginning of year	$8,978	$8,668
Share-based compensation, stock options	2,531	2,545
Stock options exercised, reallocated to capital stock	(1,619)	(2,199)
Stock options forfeited, reallocated to deficit	(108)	(36)
Balance, end of year	$9,782	$8,978

Disclosure of detailed information about summarizes change in accrued DSU liability [Table Text Block]
	2021	2020
Outstanding, beginning of year	$373	$186
Change in accrued DSU liability	869	176
Effect of foreign currency translation	(8)	11
Outstanding, end of year	$1,234	$373

Disclosure of detailed information about summarizes change in accrued RSU liability [Table Text Block]
	2021	2020
Outstanding, beginning of year	$-	$-
Change in accrued RSU liability	11	-
Outstanding, end of year	$11	$-